Finance debt (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Opening balance	$ 26,441	$ 23,162
Proceeds from finance debt	1,931	3,072
Repayment of principal (*)	(3,107)	(1,553)
Repayment of interest (*)	(1,068)	(857)
Accrued interest (**)	1,077	943
Foreign exchange/ inflation indexation charges	(15)	(30)
Translation adjustment	575	1,054
Ending balance	25,834	25,791
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Opening balance	8,066	5,563
Proceeds from finance debt	1,010	1,943
Repayment of principal (*)	(735)	(211)
Repayment of interest (*)	(470)	(267)
Accrued interest (**)	501	357
Foreign exchange/ inflation indexation charges	65	18
Translation adjustment	517	848
Ending balance	8,954	8,251
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Opening balance	18,375	17,599
Proceeds from finance debt	921	1,129
Repayment of principal (*)	(2,372)	(1,342)
Repayment of interest (*)	(598)	(590)
Accrued interest (**)	576	586
Foreign exchange/ inflation indexation charges	(80)	(48)
Translation adjustment	58	206
Ending balance	$ 16,880	$ 17,540